Retained Earnings and Accumulated Other Comprehensive Income - Accumulated Other Comprehensive Income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated at beginning	$ 1,320,451
Accumulated at ending	(15,556,848)	$ 1,320,451
Accumulated Other Comprehensive Income (loss)
Accumulated at beginning	1,320,451	4,427,487
Partial disposition of Open Ended Fund		(837,520)
Remeasurement of post-employment benefit obligations of assets held for sale		1,205
Changes in other comprehensive income	(16,877,299)	(2,268,311)
Accumulated at ending	(15,556,848)	1,320,451	$ 4,427,487
Open Ended Fund
Accumulated at beginning	2,429,283	3,966,615
Partial disposition of Open Ended Fund		(1,186,130)
Changes in other comprehensive income	(904,423)	(351,202)
Accumulated at ending	1,524,860	2,429,283	3,966,615
Other Financial Assets
Accumulated at beginning		(111)
Changes in other comprehensive income		111
Accumulated at ending			(111)
Other Equity Instruments
Accumulated at beginning	991,902	1,786,526
Changes in other comprehensive income	(353,496)	(794,624)
Accumulated at ending	638,406	991,902	1,786,526
Warrants Exercisable for Common Stock of UHI
Accumulated at beginning	(1,703,056)	(1,960,362)
Changes in other comprehensive income	(21,899,164)	257,306
Accumulated at ending	(23,602,220)	(1,703,056)	(1,960,362)
Exchange Differences on Translating Foreign Operations
Accumulated at beginning	734,676	814,307
Changes in other comprehensive income	115,565	(79,631)
Accumulated at ending	850,241	734,676	814,307
Remeasurement of Post-Employment Benefit Obligations
Accumulated at beginning	(1,010,132)	(763,835)
Remeasurement of post-employment benefit obligations of assets held for sale		1,721
Changes in other comprehensive income	(340,319)	(244,576)
Accumulated at ending	(1,350,451)	(1,010,132)	(763,835)
Derivative Financial Instruments Cash Flow Hedges
Accumulated at beginning	(545,363)	976,549
Changes in other comprehensive income	(1,370,145)	(1,521,912)
Accumulated at ending	(1,915,508)	(545,363)	976,549
Share of Income (Loss) of Associates and Joint Ventures
Accumulated at beginning	(75,415)	160,744
Changes in other comprehensive income	(61,033)	(236,159)
Accumulated at ending	(136,448)	(75,415)	160,744
Income Tax
Accumulated at beginning	498,556	(552,946)
Partial disposition of Open Ended Fund		348,610
Remeasurement of post-employment benefit obligations of assets held for sale		(516)
Changes in other comprehensive income	7,935,716	702,376
Accumulated at ending	$ 8,434,272	$ 498,556	(552,946)
Adoption of IFRS 9 - New classification of Financial Instruments | Accumulated Other Comprehensive Income (loss)
Cumulative adjustment for IFRS			$ 827,932